Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Life Insurance Corp. Separate Account LLVA

Supplement to:

Ameritas NLVA 6150

Prospectus Dated May 1, 2013

Ameritas No-Load VA 6150

Prospectus Dated May 1, 2016

Supplement Dated May 1, 2026

The following is a list of Portfolio Companies available under the Policy. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time, and can be found online at ameritas.com/investments/fund-prospectuses.

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)
Seeks to provide you with long-term growth of capital.	American Funds® IS EUPAC Fund, Class 1 (named American Funds® IS International Fund, Class 1 prior to 5/1/26) Capital Research and Management Company (SM)
Seeks to provide growth of capital.	American Funds® IS Growth Fund, Class 1 Capital Research and Management Company (SM)
Seeks to achieve long-term growth of capital and income.	American Funds® IS Growth-Income Fund, Class 1 Capital Research and Management Company (SM)
Seeks to provide long-term capital appreciation.	American Funds® IS New World Fund, Class 1 Capital Research and Management Company (SM)
Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds® IS Washington Mutual Investors Fund, Class 1 Capital Research and Management Company (SM)
Total return.	Calvert VP SRI Balanced Portfolio, Class I Calvert Research and Management
Investing to correspond with the returns of the MSCI EAFE Index.	CVT EAFE International Index Portfolio, Class I Calvert Research and Management
Investing to correspond with the returns of the Russell 2000 Index.	CVT Russell 2000 Small Cap Index Portfolio, Class I Calvert Research and Management / Ameritas Investment Partners, Inc. [1]
Investing to correspond with the returns of the S&P 500 Index. [2]	CVT S&P 500 Index Portfolio Calvert Research and Management / Ameritas Investment Partners, Inc. [1]
Growth and income.	CVT Volatility Managed Growth Portfolio, Class F Calvert Research and Management / Ameritas Investment Partners, Inc. [1] and Parametric Portfolio Associates LLC
Income and growth.	CVT Volatility Managed Moderate Growth Portfolio, Class F Calvert Research and Management / Ameritas Investment Partners, Inc. [1] and Parametric Portfolio Associates LLC
Current income.	CVT Volatility Managed Moderate Portfolio, Class F Calvert Research and Management / Ameritas Investment Partners, Inc. [1] and Parametric Portfolio Associates LLC
To achieve long-term capital appreciation.	DFA VA Equity Allocation Portfolio Dimensional Fund Advisors LP / Dimensional Fund Advisors Ltd. and DFA Australia Limited
To provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	DFA VA Global Bond Portfolio Dimensional Fund Advisors LP / Dimensional Fund Advisors Ltd. and DFA Australia Limited
To seek total return consisting of capital appreciation and current income.	DFA VA Global Moderate Allocation Portfolio Dimensional Fund Advisors LP
To achieve long-term capital appreciation.	DFA VA International Small Portfolio Dimensional Fund Advisors LP / Dimensional Fund Advisors Ltd. and DFA Australia Limited
To achieve long-term capital appreciation.	DFA VA International Value Portfolio Dimensional Fund Advisors LP / Dimensional Fund Advisors Ltd. and DFA Australia Limited
To achieve a stable real return in excess of the rate of inflation with a minimum of risk.	DFA VA Short-Term Fixed Portfolio Dimensional Fund Advisors LP / Dimensional Fund Advisors Ltd. and DFA Australia Limited
To achieve long-term capital appreciation.	DFA VA U.S. Large Value Portfolio Dimensional Fund Advisors LP
To achieve long-term capital appreciation.	DFA VA U.S. Targeted Value Portfolio Dimensional Fund Advisors LP

PF 937 05-26

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)
Long-term growth of capital.	DWS Capital Growth VIP, Class A DWS Investment Management Americas, Inc.
Long-term capital growth.	DWS International Opportunities VIP, Class A DWS Investment Management Americas, Inc.
Long-term capital appreciation.	DWS Small Mid Cap Value VIP, Class A DWS Investment Management Americas, Inc.
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio, Initial Class [3] Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index. [2]	Fidelity® VIP Equity-Income PortfolioSM, Initial Class [3] Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio, Initial Class [3,4] Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio, Initial Class [3] Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.
Seeks a high level of current income, while also considering growth of capital.	Fidelity® VIP High Income Portfolio, Initial Class [3] Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio, Initial Class [3] Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio, Initial Class [3] Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.
Seeks long-term growth of capital.	Fidelity® VIP Overseas Portfolio, Initial Class [3] Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.
Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio, Initial Class [3] Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.
Seeks high current income, consistent with preservation of capital, with capital appreciation as secondary consideration.	FTVIPT Templeton Global Bond VIP Fund, Class 2 Franklin Advisers, Inc.
Seeks capital growth.	Invesco V.I. American Franchise Fund, Series I Invesco Advisers, Inc.
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund, Series I Invesco Advisers, Inc.
Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	LVIP American Century Inflation Protection Fund, Standard Class II Lincoln Financial Investments Corporation / American Century Investment Management, Inc.
Capital growth.	LVIP American Century International Fund, Standard Class II Lincoln Financial Investments Corporation / American Century Investment Management, Inc.
Long-term capital growth. Income is a secondary objective.	LVIP American Century Mid Cap Value Fund, Standard Class II Lincoln Financial Investments Corporation / American Century Investment Management, Inc.
Seeks capital appreciation.	MFS® Mid Cap Growth Series, Initial Class Massachusetts Financial Services Company
Seeks capital appreciation.	MFS® Research International Portfolio, Initial Class Massachusetts Financial Services Company
Seeks total return.	MFS® Utilities Series, Initial Class Massachusetts Financial Services Company
Long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I Morgan Stanley Investment Management Inc. / Morgan Stanley Investment Management Company
Seeks growth of capital.	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I Neuberger Berman Investment Advisers LLC
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance criteria.	Neuberger Berman AMT Quality Equity Portfolio, Class I Neuberger Berman Investment Advisers LLC
Seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn® Strategy Portfolio, Administrative Class Pacific Investment Management Company LLC
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Total Return Portfolio, Administrative Class Pacific Investment Management Company LLC

PF 937 05-26

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)
Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for U.S. government securities on a daily basis. The Fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the most recently issued 30 Year U.S. Treasury Bond. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued 30 Year U.S. Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.	Rydex Government Long Bond 1.2x Strategy Fund Security Investors, LLC, operating under the name Guggenheim Investments
Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movement of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The Fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the most recently issued 30 Year U.S. Treasury Bond. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued 30 Year U.S. Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.	Rydex Inverse Government Long Bond Strategy Fund Security Investors, LLC, operating under the name Guggenheim Investments
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.	Rydex Inverse NASDAQ-100® Strategy Fund Security Investors, LLC, operating under the name Guggenheim Investments
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day. [2]	Rydex Inverse S&P 500® Strategy Fund Security Investors, LLC, operating under the name Guggenheim Investments
Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The Fund’s current benchmark is the NASDAQ-100 Index®.	Rydex NASDAQ-100® Fund Security Investors, LLC, operating under the name Guggenheim Investments
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P 500® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day. [2]	Rydex Nova Fund Security Investors, LLC, operating under the name Guggenheim Investments
Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services.	Rydex Precious Metals Fund Security Investors, LLC, operating under the name Guggenheim Investments
Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The Fund’s current benchmark is 150% of the performance of the Russell 2000® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.	Rydex Russell 2000® 1.5x Strategy Fund Security Investors, LLC, operating under the name Guggenheim Investments
Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Blue Chip Growth Portfolio T. Rowe Price Associates, Inc.
Long-term capital appreciation.	Third Avenue Value Portfolio Third Avenue Management LLC
Seeks to provide long-term capital appreciation and reasonable current income.	Vanguard® Balanced Portfolio [5] Wellington Management Company, LLP
Seeks to provide current income and low to moderate capital appreciation.	Vanguard® Conservative Allocation Portfolio [5] Vanguard Global Equity Index Management
Seeks to provide long-term capital appreciation and income growth.	Vanguard® Diversified Value Portfolio [5] Hotchkis and Wiley Capital Management, LLC, Aristotle Capital Management, LLC and Harris Associates L.P.
Seeks to provide an above-average level of current income and reasonable long-term capital appreciation.	Vanguard® Equity Income Portfolio [5] Vanguard Quantitative Equity Group and Wellington Management Company LLP
Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	Vanguard® Equity Index Portfolio [5] Vanguard Global Equity Index Management
Seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.	Vanguard® Global Bond Index Portfolio [5] Vanguard Fixed Income Group
Seeks to provide long-term capital appreciation.	Vanguard® Growth Portfolio [5] Wellington Management Company, LLP
Seeks to provide a high level of current income.	Vanguard® High Yield Bond Portfolio [5] Wellington Management Company, LLP and Vanguard Fixed Income Group

PF 937 05-26

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)
Seeks to provide long-term capital appreciation.	Vanguard® International Portfolio [5] Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd.
Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard® Mid-Cap Index Portfolio [5] Vanguard Strategic Equity Index Management
Seeks to provide capital appreciation and a low to moderate level of current income.	Vanguard® Moderate Allocation Portfolio [5] Vanguard Global Equity Index Management
Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate related investments.	Vanguard® Real Estate Index Portfolio [5] Vanguard Strategic Equity Index Management
Seeks to provide current income with limited price volatility.	Vanguard® Short-Term Investment-Grade Portfolio [5] Vanguard Fixed Income Group
Seeks to provide long-term capital appreciation.	Vanguard® Small Company Growth Portfolio [5,6] ArrowMark Partners
Seeks to track the performance of a broad, market-weighted bond index.	Vanguard® Total Bond Market Index Portfolio [5] Vanguard Fixed Income Group
Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.	Vanguard® Total International Stock Market Index Portfolio [5] Vanguard Global Equity Index Management
Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	Vanguard® Total Stock Market Index Portfolio [5] Vanguard Global Equity Index Management

1	Ameritas Investment Partners, Inc. is an affiliate of Ameritas Life.
2	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's® and Standard & Poor's® makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's® as set forth in the Licensing Agreement between us and Standard & Poor's®.
3	FIDELITY, Contrafund and Equity-Income are registered service marks of FMR LLC. Used with permission.
4	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
5	Vanguard is a trademark of The Vanguard Group, Inc.
6	Premiums or transfers will only be accepted into this portfolio from Policyowners already invested in this portfolio. Policyowners who remove all allocations from this portfolio will not be permitted to reinvest in this portfolio.

All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

Please retain this Supplement with the current prospectus for your variable Policy with Ameritas Life.

If you do not have a current prospectus, please contact Ameritas Life at 800-255-9678.

PF 937 05-26